UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08476

                    The Gabelli Global Multimedia Trust Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




                                                              (THE GABELLI LOGO)
                                                    GLOBAL MULTIMEDIA TRUST INC.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.

                              Third Quarter Report
                               September 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, The Gabelli Global Multimedia Trust's (the "Fund") return was down 17.37% on a net asset value ("NAV") basis, while the Morgan Stanley Capital International ("MSCI") World Free Index declined 15.25% and the Lipper Global Multi-Cap Growth Fund Average was down 19.64%. The Fund's market price on September 30, 2008 was $7.27, which equated to a 16.44% discount to its NAV of $8.70 at the end of the quarter. The Fund's market price, adjusted for distributions, was down 19.47% during the third quarter of 2008.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                      Since
                                                                                                    Inception
                                                   Quarter   1 Year    3 Year   5 Year   10 Year   (11/15/94)
                                                   -------   ------    ------   ------   -------   ----------
GABELLI GLOBAL MULTIMEDIA TRUST
   NAV TOTAL RETURN (b) ........................   (17.37)%  (41.34)%  (5.64)%   3.21%    4.93%      7.70%
   INVESTMENT TOTAL RETURN (c) .................   (19.47)   (43.31)   (5.57)    3.11     5.19       6.95
Nasdaq Composite Index .........................    (8.77)   (22.57)   (0.94)    3.20     2.13       7.51
MSCI World Free Index ..........................   (15.25)   (26.05)    0.75     7.32     3.79       6.48(d)
Lipper Global Multi-Cap Growth Fund Average ....   (19.64)   (28.82)    0.40     7.19     5.18       8.10

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE NASDAQ COMPOSITE AND MSCI WORLD FREE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. THE LIPPER GLOBAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE AND MSCI WORLD FREE INDICES. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $7.50.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $7.50.

(d) FROM NOVEMBER 30, 1994, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
  SHARES                                                                 VALUE
----------                                                           ------------
             COMMON STOCKS -- 93.1%
             DISTRIBUTION COMPANIES -- 56.1%
             BROADCASTING -- 6.6%
     1,560   Asahi Broadcasting Corp. ............................   $    162,080
     6,000   CanWest Global Communications Corp.+ (a) ............         12,654
    12,000   CanWest Global Communications Corp., Cl. A+ .........         25,257
    18,000   CanWest Global Communications Corp., Sub-Voting+ ....         38,731
    70,000   CBS Corp., Cl. A ....................................      1,024,100
     6,400   Chubu-Nippon Broadcasting Co. Ltd. ..................         37,309
     6,527   Citadel Broadcasting Corp.+ .........................          5,091
    20,000   Cogeco Inc. .........................................        586,328
     3,666   Corus Entertainment Inc., Cl. B, New York ...........         63,788
    13,000   Corus Entertainment Inc., Cl. B, Toronto ............        222,194
     9,000   Cox Radio Inc., Cl. A+ ..............................         95,040
    60,000   Discovery Communications Inc., Cl. A+ ...............        855,000
    60,000   Discovery Communications Inc., Cl. C+ ...............        849,600
       166   Emmis Communications Corp., Cl. A+ ..................            161
    25,040   Fisher Communications Inc. ..........................        986,576
        28   Fuji Television Network Inc. ........................         35,594
   100,000   Gray Television Inc. ................................        172,000
    10,000   Gray Television Inc., Cl. A .........................         34,500
    10,000   Grupo Radio Centro SAB de CV, ADR ...................        105,500
    30,000   Hearst-Argyle Television Inc. .......................        669,900
     4,550   Lagardere SCA .......................................        203,021
    34,000   LIN TV Corp., Cl. A+ ................................        175,440
     4,000   M6 Metropole Television .............................         86,945
     8,566   Media Prima Berhad ..................................          3,260
     6,200   Nippon Television Network Corp. .....................        580,039
     4,650   NRJ Group ...........................................         46,282
     1,000   NTN Buzztime Inc.+ ..................................            220
       500   Radio One Inc., Cl. A+ ..............................            705
     1,000   Radio One Inc., Cl. D+ ..............................            750
     1,500   RTL Group SA, Brussels ..............................         91,859
     3,500   RTL Group SA, New York ..............................        216,850
     1,906   Saga Communications Inc., Cl. A+ ....................         10,864
    65,000   Salem Communications Corp., Cl. A+ ..................         81,250
    80,000   Sinclair Broadcast Group Inc., Cl. A ................        403,200
    25,000   Societe Television Francaise 1 ......................        436,769
     2,000   Spanish Broadcasting System Inc., Cl. A+ ............            760
    50,000   Television Broadcasts Ltd. ..........................        210,564
   140,000   Tokyo Broadcasting System Inc. ......................      2,362,841
       258   TV Asahi Corp. ......................................        358,054
   240,000   TV Azteca SA de CV, CPO .............................        150,761

                                                                        MARKET
  SHARES                                                                 VALUE
----------                                                           ------------
    26,000   UTV Media plc .......................................   $     58,126
    65,000   Young Broadcasting Inc., Cl. A+ .....................          3,412
                                                                     ------------
                                                                       11,463,375
                                                                     ------------
             BUSINESS SERVICES -- 0.9%
    15,000   BB Holdings Ltd.+ ...................................         65,250
    11,244   Cockleshell Ltd.+ ...................................         10,695
     1,000   Convergys Corp.+ ....................................         14,780
   100,000   Ideation Acquisition Corp.+ .........................        750,000
     6,000   Impellam Group plc+ .................................          5,067
     8,000   Interactive Data Corp. ..............................        201,760
     3,000   Moody's Corp. .......................................        102,000
     2,040   Shellproof Ltd.+ ....................................          1,977
     1,500   Shellshock Ltd.+ ....................................          1,653
       500   The Dun & Bradstreet Corp. ..........................         47,180
    38,800   The Interpublic Group of Companies Inc.+ ............        300,700
                                                                     ------------
                                                                        1,501,062
                                                                     ------------
             CABLE -- 11.3%
    16,578   Austar United Communications Ltd.+ ..................         14,804
   202,000   Cablevision Systems Corp., Cl. A ....................      5,082,320
   600,000   Charter Communications Inc., Cl. A+ .................        438,000
    40,400   Cogeco Cable Inc. ...................................      1,512,746
    10,000   Comcast Corp., Cl. A ................................        196,300
    10,500   Comcast Corp., Cl. A, Special .......................        207,060
    15,000   Mediacom Communications Corp., Cl. A+ ...............         88,800
   214,690   Rogers Communications Inc., Cl. B, New York .........      7,136,296
    19,310   Rogers Communications Inc., Cl. B, Toronto ..........        626,339
    60,000   Scripps Networks Interactive Inc., Cl. A ............      2,178,600
    22,000   Shaw Communications Inc., Cl. B, New York ...........        447,260
    78,000   Shaw Communications Inc., Cl. B, Toronto ............      1,578,689
                                                                     ------------
                                                                       19,507,214
                                                                     ------------
             CONSUMER SERVICES -- 1.6%
     1,000   1-800-FLOWERS.COM Inc., Cl. A+ ......................          6,020
     4,000   Bowlin Travel Centers Inc.+ .........................          6,600
    20,000   H&R Block Inc. ......................................        455,000
    45,000   IAC/InterActiveCorp.+ ...............................        778,500
   110,000   Liberty Media Corp. - Interactive, Cl. A+ ...........      1,420,100
     4,000   TiVo Inc.+ ..........................................         29,280
                                                                     ------------
                                                                        2,695,500
                                                                     ------------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
  SHARES                                                                 VALUE
----------                                                           ------------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION COMPANIES (CONTINUED)
             DIVERSIFIED INDUSTRIAL -- 1.5%
    28,500   Bouygues SA .........................................   $  1,273,880
    18,432   Contax Participacoes SA, ADR ........................         19,302
    50,000   General Electric Co. ................................      1,275,000
     7,700   Hutchison Whampoa Ltd. ..............................         58,309
     7,908   Malaysian Resources Corp. Berhad ....................          1,711
                                                                     ------------
                                                                        2,628,202
                                                                     ------------
             ENERGY AND UTILITIES -- 0.2%
    20,000   El Paso Electric Co.+ ...............................        420,000
                                                                     ------------
             ENTERTAINMENT -- 6.1%
     1,000   Blockbuster Inc., Cl. A+ ............................          2,050
     3,150   British Sky Broadcasting Group plc, ADR .............         93,555
    12,000   Canal+ Groupe .......................................        104,740
     4,005   Chestnut Hill Ventures+ (a) .........................        112,741
   460,000   Grupo Televisa SA, ADR ..............................     10,060,200
    12,000   Regal Entertainment Group, Cl. A ....................        189,360
    10,000   Triple Crown Media Inc.+ ............................            170
                                                                     ------------
                                                                       10,562,816
                                                                     ------------
             EQUIPMENT -- 1.7%
    11,000   American Tower Corp., Cl. A+ ........................        395,670
     2,000   Amphenol Corp., Cl. A ...............................         80,280
    85,000   Corning Inc. ........................................      1,329,400
     1,500   L-3 Communications Holdings Inc. ....................        147,480
    50,000   Motorola Inc. .......................................        357,000
    30,000   Nextwave Wireless Inc.+ .............................         18,000
     2,000   Nortel Networks Corp., New York+ ....................          4,480
     2,093   Nortel Networks Corp., Toronto+ .....................          4,602
    12,000   QUALCOMM Inc. .......................................        515,640
    40,000   Sycamore Networks Inc.+ .............................        129,200
     2,000   The Furukawa Electric Co. Ltd. ......................          8,537
                                                                     ------------
                                                                        2,990,289
                                                                     ------------
             FINANCIAL SERVICES -- 0.0%
     3,000   Interactive Brokers Group Inc., Cl. A+ ..............         66,510
     3,000   Tree.com Inc.+ ......................................         14,460
                                                                     ------------
                                                                           80,970
                                                                     ------------
             FOOD AND BEVERAGE -- 0.2%
     5,282   Compass Group plc ...................................         32,303
     2,498   Pernod-Ricard SA ....................................        217,260
                                                                     ------------
                                                                          249,563
                                                                     ------------
             RETAIL -- 2.0%
    75,000   Best Buy Co. Inc. ...................................      2,812,500
    18,000   HSN Inc.+ ...........................................        198,180

                                                                        MARKET
  SHARES                                                                 VALUE
----------                                                           ------------
    10,000   Macy's Inc. .........................................   $    179,800
    18,000   Ticketmaster+ .......................................        193,140
                                                                     ------------
                                                                        3,383,620
                                                                     ------------
             SATELLITE -- 2.4%
     3,000   Asia Satellite Telecommunications Holdings Ltd. .....          4,173
    35,000   DISH Network Corp., Cl. A+ ..........................        735,000
     7,000   EchoStar Corp., Cl. A+ ..............................        168,700
     1,000   Lockheed Martin Corp. ...............................        109,670
     6,000   PT Indosat Tbk, ADR .................................        195,960
        30   SKY Perfect JSAT Holdings Inc. ......................         11,212
   110,000   The DIRECTV Group Inc.+ .............................      2,878,700
                                                                     ------------
                                                                        4,103,415
                                                                     ------------
             TELECOMMUNICATIONS: LONG DISTANCE -- 2.6%
    15,000   AT&T Inc. ...........................................        418,800
     2,000   Embarq Corp. ........................................         81,100
    50,000   Frontier Communications Corp. .......................        575,000
    35,000   Philippine Long Distance Telephone Co., ADR .........      1,971,900
    65,000   Sprint Nextel Corp. .................................        396,500
     1,000   Startec Global Communications Corp.+ (a) ............              2
   600,000   Telecom Italia SpA ..................................        888,601
    10,000   Windstream Corp. ....................................        109,400
                                                                     ------------
                                                                        4,441,303
                                                                     ------------
             TELECOMMUNICATIONS: NATIONAL -- 6.9%
     9,000   BT Group plc, ADR ...................................        261,090
     5,000   China Telecom Corp. Ltd., ADR .......................        204,500
     5,000   China Unicom Ltd., ADR ..............................         75,600
    37,000   Compania de Telecomunicaciones de Chile SA, ADR .....        251,970
   158,000   Deutsche Telekom AG, ADR ............................      2,406,340
    49,000   Elisa Oyj ...........................................        947,813
     1,389   FairPoint Communications Inc. .......................         12,043
     3,000   France Telecom SA, ADR ..............................         84,030
     3,305   Hellenic Telecommunications Organization SA .........         58,718
       500   Magyar Telekom Telecommunications plc, ADR ..........         11,640
        50   Nippon Telegraph & Telephone Corp. ..................        220,488
     4,320   PT Telekomunikasi Indonesia, ADR ....................        128,650
     6,000   Rostelecom, ADR .....................................        261,240
    44,000   Swisscom AG, ADR ....................................      1,300,869
     2,844   Telecom Corp. of New Zealand Ltd., ADR ..............         26,136
    54,000   Telefonica SA, ADR ..................................      3,860,460

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

 SHARES/                                                                MARKET
   UNITS                                                                 VALUE
----------                                                           ------------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION COMPANIES (CONTINUED)
             TELECOMMUNICATIONS: NATIONAL (CONTINUED)
    38,000   Telefonos de Mexico SAB de CV, Cl. L, ADR ...........   $    978,500
    18,172   TeliaSonera AB ......................................        102,621
    38,000   Telmex Internacional SAB de CV, ADR .................        494,000
     2,400   Telstra Corp. Ltd., ADR .............................         39,566
    20,000   tw telecom inc.+ ....................................        207,800
       100   Virgin Media Inc. ...................................            790
                                                                     ------------
                                                                       11,934,864
                                                                     ------------
             TELECOMMUNICATIONS: REGIONAL -- 6.0%
    10,000   BCE Inc. ............................................        347,100
     4,266   Bell Aliant Regional Communications Income Fund .....        100,171
     2,537   Bell Aliant Regional Communications Income
                Fund+ (a)(b) .....................................         63,400
     4,000   Brasil Telecom Participacoes SA, ADR.................        195,440
    14,000   CenturyTel Inc. .....................................        513,100
    80,000   Cincinnati Bell Inc.+ ...............................        247,200
   180,000   Qwest Communications International Inc. .............        581,400
    18,432   Tele Norte Leste Participacoes SA, ADR ..............        321,823
    10,000   Telecom Argentina SA, ADR+ ..........................        122,500
    65,000   Telephone & Data Systems Inc. .......................      2,323,750
    50,000   Telephone & Data Systems Inc., Special ..............      1,795,000
    40,000   TELUS Corp. .........................................      1,460,935
    73,660   Verizon Communications Inc. .........................      2,363,749
                                                                     ------------
                                                                       10,435,568
                                                                     ------------
             WIRELESS COMMUNICATIONS -- 6.1%
    90,000   America Movil SAB de CV, Cl. L, ADR .................      4,172,400
     8,000   Clearwire Corp., Cl. A+ .............................         95,040
     2,513   Grupo Iusacell SA de CV+ ............................         18,052
       102   Hutchison Telecommunications International Ltd.+ ....            116
   240,000   Jasmine International Public Co. Ltd.+ (a) ..........          2,835
     1,200   NTT DoCoMo Inc. .....................................      1,894,410
    30,000   Price Communications Corp., Escrow+ (a)..............              0
    37,000   SK Telecom Co. Ltd., ADR ............................        696,340
       330   Tele Norte Celular Participacoes SA, ADR ............          5,718
       503   Telemig Celular Participacoes SA, ADR ...............         18,616
     3,178   Tim Participacoes SA, ADR ...........................         66,293
    30,000   United States Cellular Corp.+ .......................      1,407,600

                                                                        MARKET
  SHARES                                                                 VALUE
----------                                                           ------------
    89,000   Vimpel-Communications, ADR ..........................   $  1,806,700
     9,401   Vivo Participacoes SA, ADR ..........................         38,920
     8,750   Vodafone Group plc, ADR .............................        193,375
       200   Xanadoo Co.+ ........................................         60,000
                                                                     ------------
                                                                       10,476,415
                                                                     ------------
             TOTAL DISTRIBUTION
                COMPANIES ........................................     96,874,176
                                                                     ------------
             COPYRIGHT/CREATIVITY COMPANIES -- 37.0%
             BUSINESS SERVICES: ADVERTISING -- 0.8%
    60,000   Clear Channel Outdoor Holdings Inc., Cl. A+ .........        820,800
    20,000   Harte-Hanks Inc. ....................................        207,400
     4,200   Havas SA ............................................         13,008
     8,000   JC Decaux SA ........................................        172,652
     2,000   Publicis Groupe .....................................         62,196
     4,000   R. H. Donnelley Corp.+ ..............................          7,960
    36,000   Trans-Lux Corp.+ ....................................         97,920
                                                                     ------------
                                                                        1,381,936
                                                                     ------------
             COMPUTER HARDWARE -- 1.2%
    18,500   Apple Inc.+ .........................................      2,102,710
                                                                     ------------
             COMPUTER SOFTWARE AND SERVICES -- 5.3%
    96,000   Activision Blizzard Inc.+ ...........................      1,481,280
    21,500   Alibaba.com Ltd.+ ...................................         19,438
     5,000   America Online Latin America Inc., Cl. A+ (a) .......             10
     3,000   Atlus Co. Ltd. ......................................         13,652
     3,230   EarthLink Inc.+ .....................................         27,455
    47,000   eBay Inc.+ ..........................................      1,051,860
    33,000   Electronic Arts Inc.+ ...............................      1,220,670
     1,000   EMC Corp.+ ..........................................         11,960
     8,000   Google Inc., Cl. A+ .................................      3,204,160
    10,000   Jupitermedia Corp.+ .................................         11,600
    12,000   Limelight Networks Inc.+ ............................         30,000
   120,000   Yahoo! Inc.+ ........................................      2,076,000
                                                                     ------------
                                                                        9,148,085
                                                                     ------------
             CONSUMER PRODUCTS -- 0.2%
    20,000   Mattel Inc. .........................................        360,800
                                                                     ------------
             ELECTRONICS -- 1.9%
     4,000   IMAX Corp.+ .........................................         23,680
    32,000   Intel Corp. .........................................        599,360
    11,000   LSI Corp.+ ..........................................         58,960
     3,570   Royal Philips Electronics NV ........................         97,282
    10,000   Samsung Electronics Co. Ltd., GDR (b) ...............      2,232,901
    10,000   Sony Corp., ADR .....................................        308,700
     6,000   Zoran Corp.+ ........................................         48,960
                                                                     ------------
                                                                        3,369,843
                                                                     ------------

                See accompanying notes to schedule of investments.

                     THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                          SEPTEMBER 30, 2008 (UNAUDITED)

 SHARES/                                                                MARKET
   UNITS                                                                 VALUE
----------                                                           ------------
             COMMON STOCKS (CONTINUED)
             COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
             ENTERTAINMENT -- 14.8%
   240,000   Aruze Corp. .........................................   $  5,111,184
     6,000   Ascent Media Corp., Cl. A+ ..........................        146,460
     1,161   Corporacion Interamericana de Entretenimiento SAB de
                CV, Cl. B+ .......................................          1,890
    22,000   Crown Media Holdings Inc., Cl. A+ ...................        110,660
    27,000   DreamWorks Animation SKG Inc., Cl. A+ ...............        849,150
    70,000   GMM Grammy Public Co. Ltd. ..........................         26,875
    77,843   Liberty Global Inc., Cl. A+ .........................      2,358,643
    75,000   Liberty Global Inc., Cl. C+ .........................      2,106,750
    35,500   Liberty Media Corp. - Capital, Cl. A+ ...............        474,990
   142,000   Liberty Media Corp. - Entertainment, Cl. A+ .........      3,545,740
     1,000   Live Nation Inc.+ ...................................         16,270
    22,891   Macrovision Solutions Corp.+ ........................        352,064
     1,690   New Motion Inc.+ ....................................          5,915
   100,000   Shaw Brothers (Hong Kong) Ltd. ......................        143,982
   210,000   SMG plc+ ............................................         35,543
    15,000   The Walt Disney Co. .................................        460,350
   230,000   Time Warner Inc. ....................................      3,015,300
    75,000   Viacom Inc., Cl. A+ .................................      1,864,500
   155,000   Vivendi .............................................      4,804,950
     3,000   Warner Music Group Corp. ............................         22,800
     3,000   World Wrestling Entertainment Inc., Cl. A ...........         46,380
                                                                     ------------
                                                                       25,500,396
                                                                     ------------
             HOTELS AND GAMING -- 7.6%
   120,000   Boyd Gaming Corp. ...................................      1,123,200
    13,000   Churchill Downs Inc. ................................        636,740
   144,500   Gaylord Entertainment Co.+ ..........................      4,243,965
     4,500   Greek Organization of Football Prognostics SA .......        136,965
     3,000   Host Hotels & Resorts Inc. ..........................         39,870
    70,000   International Game Technology .......................      1,202,600
    18,000   Interval Leisure Group Inc.+ ........................        187,200
   482,352   Ladbrokes plc .......................................      1,599,322
    30,000   Las Vegas Sands Corp.+ ..............................      1,083,300
   167,000   Melco Crown Entertainment Ltd., ADR+ ................        666,330
    58,000   MGM Mirage+ .........................................      1,653,000
    35,000   Pinnacle Entertainment Inc.+ ........................        264,600
     6,000   Starwood Hotels & Resorts Worldwide Inc. ............        168,840
     2,000   Wyndham Worldwide Corp. .............................         31,420
     2,000   Wynn Resorts Ltd. ...................................        163,280
                                                                     ------------
                                                                       13,200,632
                                                                     ------------

                                                                        MARKET
  SHARES                                                                 VALUE
----------                                                           ------------
             PUBLISHING -- 5.2%
    12,000   AH Belo Corp., Cl. A ................................  $      61,920
    20,000   Arnoldo Mondadori Editore SpA .......................        100,235
    90,000   Belo Corp., Cl. A ...................................        536,400
     4,000   Gannett Co. Inc. ....................................         67,640
     1,000   Idearc Inc. .........................................          1,250
   105,000   Il Sole 24 Ore ......................................        444,934
   144,400   Independent News & Media plc ........................        235,812
       800   John Wiley & Sons Inc., Cl. B .......................         32,104
    45,000   Lee Enterprises Inc. ................................        157,500
     8,000   Media General Inc., Cl. A ...........................         99,440
    22,000   Meredith Corp. ......................................        616,880
   100,000   Nation Multimedia Group Public Co. Ltd.+ (a) ........         17,720
    50,000   New Straits Times Press Berhad ......................         19,753
   265,000   News Corp., Cl. A ...................................      3,177,350
    40,000   News Corp., Cl. B ...................................        486,000
   150,000   Oriental Press Group Ltd. ...........................         17,386
    10,000   Playboy Enterprises Inc., Cl. A+ ....................         42,000
   974,000   Post Publishing Public Co. Ltd. (a) .................        134,766
     4,000   PRIMEDIA Inc. .......................................          9,720
     2,360   Sanoma WSOY Oyj .....................................         44,155
     1,000   Scholastic Corp. ....................................         25,680
   252,671   Singapore Press Holdings Ltd. .......................        699,886
       300   Spir Communication ..................................          9,883
     3,000   Sun-Times Media Group Inc., Cl. A+ ..................            510
    15,000   Telegraaf Media Groep NV ............................        407,135
    20,000   The E.W. Scripps Co., Cl. A .........................        141,400
    38,000   The McGraw-Hill Companies Inc. ......................      1,201,180
    11,091   United Business Media Ltd. ..........................         96,618
     4,000   Wolters Kluwer NV ...................................         80,160
                                                                     ------------
                                                                        8,965,417
                                                                     ------------
             TOTAL COPYRIGHT/CREATIVITY
                COMPANIES ........................................     64,029,819
                                                                     ------------
             TOTAL COMMON STOCKS .................................    160,903,995
                                                                     ------------
             PREFERRED STOCKS -- 0.0%
             BUSINESS SERVICES -- 0.0%
     2,159   Interep National Radio Sales Inc., 4.000% Cv. Pfd.,
                Ser. A (a)(b)(c)+ ................................              0
                                                                     ------------
             WARRANTS -- 0.0%
             BROADCASTING -- 0.0%
     2,250   Granite Broadcasting Corp., Ser. A, expire
                06/04/12+ ........................................            248
       254   Granite Broadcasting Corp., Ser. B, expire
                06/04/12+ ........................................             63
                                                                     ------------
             TOTAL WARRANTS ......................................            311
                                                                     ------------

                See accompanying notes to schedule of investments.

                     THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                          SEPTEMBER 30, 2008 (UNAUDITED)

 PRINCIPAL                                                              MARKET
  AMOUNT                                                                VALUE
----------                                                           -----------
             CONVERTIBLE CORPORATE BONDS -- 0.0%
             BUSINESS SERVICES -- 0.0%
$   50,000   BBN Corp., Sub. Deb. Cv., 6.000%, 04/01/12+ (a) .....   $          0
                                                                     ------------
             U.S. GOVERNMENT OBLIGATIONS -- 6.9%
             U.S. TREASURY BILLS -- 5.0%
 8,687,000   U.S. Treasury Bills, 1.103% to 1.957%++, 10/02/08 to
                01/29/09 .........................................      8,676,167
                                                                     ------------
             U.S. TREASURY NOTES -- 1.9%
   790,000      4.500%, 04/30/09 .................................        803,023
 2,390,000      4.750%, 12/31/08 .................................      2,412,968
                                                                     ------------
             TOTAL U.S. TREASURY NOTES ...........................      3,215,991
                                                                     ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS ...................     11,892,158
                                                                     ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $156,620,384) ...........................................   $172,796,464
                                                                     ============
      Aggregate book cost ........................................   $159,770,715
                                                                     ============
      Gross unrealized appreciation ..............................   $ 44,823,830
      Gross unrealized depreciation ..............................    (31,798,081)
                                                                     ------------
      Net unrealized appreciation/(depreciation) .................   $ 13,025,749
                                                                     ============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $344,128 or 0.20% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $2,296,301 or 1.33% of total investments.

(c)  Illiquid security.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CPO  Ordinary Participation Certificate

GDR  Global Depositary Receipt

                                                            % OF
                                                            MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                   VALUE       VALUE
--------------------------                                  ------   ------------
North America ...........................................    65.7%   $113,586,440
Europe ..................................................    13.6      23,401,698
Latin America ...........................................    10.3      17,780,820
Japan ...................................................     6.4      11,104,101
Asia/Pacific ............................................     4.0       6,923,405
                                                            ------   ------------
Total Investments .......................................   100.0%   $172,796,464
                                                            ======   ============

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                INVESTMENTS IN       OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)        DEPRECIATION)*
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                          $160,776,065                  --
Level 2 - Other Significant Observable Inputs      11,907,656           $(213,943)
Level 3 - Significant Unobservable Inputs             112,743                  --
                                                 ------------           ---------
Total                                            $172,796,464           $(213,943)
                                                 ============           =========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                                $114,186
Accrued discounts/(premiums)                                --
Realized gain/(loss)                                     2,573
Change in unrealized appreciation/(depreciation)        (1,443)
Net purchases/(sales)                                   (2,573)
Transfers in and/or out of Level 3                          --
                                                      --------
BALANCE AS OF 09/30/08                                $112,743
                                                      --------

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series C Preferred Shares. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a variable rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at September 30, 2008 are as follows:

  NOTIONAL                    FLOATING RATE*      TERMINATION   NET UNREALIZED
   AMOUNT     FIXED RATE   (RATE RESET MONTHLY)       DATE       DEPRECIATION
-----------   ----------   --------------------   -----------   --------------
$10,000,000     4.320%           2.48563%           04/04/13      $(213,943)

----------
*    Based on LIBOR (London Interbank Offered Rate).

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                            AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Global Multimedia Trust Inc. (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                                   (GRAPHIC)

                             DIRECTORS AND OFFICERS
                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   MEDICAL DIRECTOR,
   LAWRENCE HOSPITAL

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Laurissa M. Martire
   VICE PRESIDENT & OMBUDSMAN

Agnes Mullady
   TREASURER AND SECRETARY

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                     6.00%
                        Common     Preferred
                      ----------   ---------
NYSE-Symbol:              GGT       GGT PrB
Shares Outstanding:   13,994,153    992,700

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

                                   (GRAPHIC)

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                                                                     GGT Q3/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.